Risk management and concentrations of risk - Effect of cash flow hedge accounting on accumulated OCI and earnings (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Beginning Balance, Before tax gains (losses)		$ (31,966)		$ (29,486)	$ (18,119)
Initial value of interest rate swap to be recognized in earnings on amortization approach, before tax gains (losses)					(18,331)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)				2,124	3,716
Reclassification from accumulated other comprehensive income included in hedge effectiveness				6,524	768
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)				768
Other comprehensive income for period, Before tax gains (losses)		2,480		9,416	(13,847)
Ending Balance, Before tax gains (losses)	$ (20,070)	(29,486)	$ (31,966)	(20,070)	(31,966)
Beginning Balance, Tax benefit (expense)		(14)		(86)	176
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)					(190)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	(43)		(61)	(160)	(190)
Other comprehensive income for period, Tax benefit (expense)		(72)		(160)	(190)
Ending Balance, Tax benefit (expense)	(246)	(86)	(14)	(246)	(14)
Beginning Balance, Net of tax		(31,980)		(29,572)	(17,943)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Net of tax					(18,331)
Effective portion of unrealized loss on cash flow hedge, Net of tax				2,124	3,716
Reclassification of amortization of cash flow hedge to earnings, Net of tax				6,524
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax					578
Other Comprehensive Income (Loss), Effective Unrealized Gain (Loss) on Cash Flow Hedges					190
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax				608
Other comprehensive income for period, Net of tax		2,408		9,256	(14,037)
Ending Balance, Net of tax	(20,316)	$ (29,572)	(31,980)	(20,316)	(31,980)
Gain (loss) reclassified to earnings, tax				160	190
Estimated amortization of accumulated other comprehensive income to earnings for the next twelve months				7,000
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(2,034)		(1,906)	(6,524)	(3,716)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	$ (256)		$ (256)	(768)	(768)
Other Comprehensive Income (Loss), Tax Effect of Effective Unrealized Gain (Loss) on Cash Flow Hedges					3,716
Gain (loss) reclassified to earnings				$ (7,292)	$ (4,484)